Securities - Schedule of Unrealized Gains and Losses (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Fair value through other comprehensive income	$ 122,176	$ 113,209
Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	122,155	112,197
Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	631	1,369
Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(610)	(357)
Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	122,176	113,209
Canadian federal government | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	49,498	44,894
Canadian federal government | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	138	443
Canadian federal government | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(139)	(2)
Canadian federal government | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	49,497	45,335
Canadian provincial and municipal governments | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	7,866	5,525
Canadian provincial and municipal governments | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	64	132
Canadian provincial and municipal governments | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(37)	(13)
Canadian provincial and municipal governments | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	7,893	5,644
U.S. federal government | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	23,642	20,515
U.S. federal government | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	150	327
U.S. federal government | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(111)	(33)
U.S. federal government | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	23,681	20,809
U.S. states, municipalities and agencies | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,598	5,622
U.S. states, municipalities and agencies | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	42	77
U.S. states, municipalities and agencies | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(62)	(65)
U.S. states, municipalities and agencies | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,578	5,634
Other governments | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	3,840	4,039
Other governments | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	12	35
Other governments | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(14)	(9)
Other governments | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	3,838	4,065
NHA MBS, U.S. agency MBS and CMO | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	27,961	26,946
NHA MBS, U.S. agency MBS and CMO | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	189	291
NHA MBS, U.S. agency MBS and CMO | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(232)	(222)
NHA MBS, U.S. agency MBS and CMO | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	27,918	27,015
Corporate debt | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,584	4,491
Corporate debt | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	13	37
Corporate debt | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(15)	(13)
Corporate debt | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,582	4,515
Corporate equity | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	166	165
Corporate equity | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	23	27
Corporate equity | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	0	0
Corporate equity | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	$ 189	$ 192